Derivative Liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 08, 2023	May 24, 2022
Derivative Liabilities [Line Items]
Gain on change in fair of derivative liabilities	$ 1,683,034	$ 95,324	$ (37,278)	$ (10,312)
Derivative Liability, Statement of Financial Position [Extensible Enumeration]			Derivative Liabilities
Net proceeds received					$ 954,725	$ 1,483,888
Derivative liabilities			$ 37,278	$ 10,312
2023 Bridge Notes and Warrants [Member]
Derivative Liabilities [Line Items]
Fair value					954,725
2023 Bridge Notes [Member]
Derivative Liabilities [Line Items]
Net proceeds received	$ 555,000
2022 Bridge Notes and Warrants [Member]
Derivative Liabilities [Line Items]
Fair value on the commitment date amount						$ 1,483,888
Net proceeds received			979,275
2023 Bridge Notes and Warrants [Member]
Derivative Liabilities [Line Items]
Fair value on the commitment date amount					$ 954,725
Net proceeds received			$ 555,000